Prospectus Supplement	February 28, 2018

Putnam International Equity Fund
Prospectus dated October 30, 2017

The sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Simon Davis, Co-Head of Equities, portfolio manager of the fund from 2003 to 2008 and since 2011

Sub-advisors

Putnam Investments Limited

The Putnam Advisory Company, LLC*

Assistant Portfolio manager

Vivek Gandhi, Portfolio Manager, Analyst, Assistant portfolio manager of the fund since 2018

* Though the investment advisor has retained the services of The Putnam Advisory Company, LLC (PAC), PAC does not currently manage any assets of the fund.

The following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio manager	Joined fund	Employer	Positions over past five years

Simon Davis	From 2003	Putnam	Co-Head of Equities
	to 2008 and	Management	Previously, Co-Head of
	since 2011	2000–Present	International Equities

Assistant portfolio manager	Joined fund	Employer	Positions over past five years

Vivek Gandhi	2018	Putnam	Portfolio Manager, Analyst
		Investments	Previously, Analyst
Limited
1999–Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	February 28, 2018

Putnam International Equity Fund
Statement of Additional Information dated October 30, 2017

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Simon Davis and Vivek Gandhi. The sub-sections are also supplemented with regards solely to Mr. Gandhi as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of January 31, 2018. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Vivek Gandhi	1	$27,500,000	1	$200,000	1	$500,000

Ownership of securities

The dollar range of shares of the fund owned by Mr. Gandhi as of January 31, 2018, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0.

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